FINANCIAL STATEMENTS SCHEDULE I - CONDENSED STATEMENTS OF CASH FLOWS (Details) ¥ in Thousands, $ in Thousands	12 Months Ended
	Dec. 31, 2024 CNY (¥)	Dec. 31, 2024 USD ($)	Dec. 31, 2023 CNY (¥)	Dec. 31, 2023 USD ($)	Dec. 31, 2022 CNY (¥)	Dec. 31, 2022 USD ($)
Cash flows from operating activities:
Net income	¥ 8,887,595	$ 1,217,595	¥ 8,754,457		¥ 6,658,966
Adjustments to reconcile net income to net cash used by operating activities
Share-based compensation	318,692	43,661	254,976		178,980
Gain of fair value changes of financial instruments	(202,886)	(27,795)	(164,517)		(46,246)
Impairment of investment in equity investees	931,367	127,597			26,328
Share of profit in subsidiaries and VIE	(57,410)	(7,865)	(4,356)		(5,844)
Changes in operating assets and liabilities:
Prepayments and other current assets	(549,154)	(75,234)	(753,431)		59,313
Other current liabilities	(413,288)	(56,620)	577,812		690,457
Net cash provided by operating activities	11,429,436	1,565,826	13,360,967		11,479,308
Cash flows from investing activities:
Purchases of short-term investment	(13,732,405)	(1,881,332)	(11,261,190)		(9,563,852)
Maturity of short-term investment	15,705,822	2,151,689	9,798,273		6,713,982
Purchases of long-term investment	(3,918,647)	(536,852)	(10,090,353)		(6,388,768)
Net cash used in investing activities	(5,980,724)	(819,356)	(12,252,751)		(16,041,890)
Cash flows from financing activities:
Payment of issuance cost					(228)
Payment of dividends	(5,605,451)	(767,944)	(2,072,509)	$ (291,907)	(1,323,205)	$ (191,847)
Proceeds from issuance of convertible senior notes, net of issuance cost paid and capped call option					6,416,762
Repurchase of ordinary shares	(1,157,472)	(158,573)	(1,006,451)		(84,547)
Proceeds from short-term borrowing	19,712,958	2,700,664	12,279,050		7,669,943
Repayment of short-term borrowings	(17,965,557)	(2,461,271)	(9,924,563)		(5,883,561)
Net cash (used in)/ provided by financing activities	(4,995,180)	(684,337)	(769,836)		7,058,202
Effect of exchange rate changes on cash, cash equivalents	26,105	3,577	109,843		338,106
Net change in cash, cash equivalents	479,637	65,710	448,223		2,833,726
Cash, cash equivalents, beginning of year	12,333,884		11,692,773
Cash, cash equivalents, end of year	13,465,442	1,844,758	12,333,884		11,692,773
Supplemental disclosure on non-cash information
Cash dividends declared in payables	12,543	1,718	7		730
Reportable Legal Entities | ZTO EXPRESS (CAYMAN) INC.
Cash flows from operating activities:
Net income	8,816,835	1,207,901	8,749,004		6,809,056
Adjustments to reconcile net income to net cash used by operating activities
Share-based compensation	318,692	43,661	254,976		178,980
Gain of fair value changes of financial instruments	(830)	(114)	(58,682)		(15,995)
Impairment of investment in equity investees	479,931	65,750
Share of profit in subsidiaries and VIE	(9,583,514)	(1,312,936)	(9,006,826)		(6,991,861)
Changes in operating assets and liabilities:
Prepayments and other current assets	(12,474)	(1,709)
Other current liabilities	41,241	5,650	87,973		35,458
Net cash provided by operating activities	59,881	8,203	26,445		15,638
Cash flows from investing activities:
Payment and collection of loans to and investments in subsidiaries, VIE and equity investees	6,893,615	944,421	1,561,076		(2,580,373)
Purchases of short-term investment	(992,274)	(135,941)	(6,188,527)		(4,171,949)
Maturity of short-term investment	1,858,056	254,553	7,723,557		1,840,751
Purchases of long-term investment			(69,101)
Net cash used in investing activities	7,759,397	1,063,033	3,027,005		(4,911,571)
Cash flows from financing activities:
Payment of issuance cost					(228)
Payment of dividends	(5,605,451)	(767,944)	(2,072,509)		(1,323,205)
Proceeds from issuance of convertible senior notes, net of issuance cost paid and capped call option					6,416,762
Repurchase of ordinary shares	(1,157,472)	(158,573)	(1,006,451)		(84,547)
Proceeds from short-term borrowing	1,000,000	136,999	1,362,060		655,520
Repayment of short-term borrowings	(1,000,567)	(137,077)	(1,379,140)		(1,442,104)
Net cash (used in)/ provided by financing activities	(6,763,490)	(926,595)	(3,096,040)		4,222,198
Effect of exchange rate changes on cash, cash equivalents	17,785	2,438	(19,466)		123,638
Net change in cash, cash equivalents	1,073,573	147,079	(62,056)		(550,097)
Cash, cash equivalents, beginning of year	8,881	1,217	70,937		621,034
Cash, cash equivalents, end of year	¥ 1,082,454	$ 148,296	¥ 8,881	$ 1,217	¥ 70,937